U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 5, 2009

Via Edgar Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Genworth Variable Insurance Trust (the “Trust”)
File Nos.: 333-151541 and 811-22205

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth  Thornburg International Value Fund and Genworth  Western Asset Management Core Plus Fixed Income Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Trust’s Registration Statement (i.e. Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 1 was filed electronically via EDGAR on April 29, 2009.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz

Edward Paz, Esq.
For US BANCORP FUND SERVICES, LLC